Goodwill and Intangible Assets, net - Schedule of Intangible Assets (Details) - Acquired Developed Technology [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross carrying value	$ 5,490	$ 5,490
Intangible assets, accumulated amortization	(2,196)	(1,647)
Intangible assets, net	$ 3,294	$ 3,843